Loans - Loans' Credit Quality (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	$ 4,499,300	$ 4,771,608
Allowance for expected credit losses	(25,709)	(25,759)	$ (24,961)
Total net loans	4,473,591	4,745,849
Loans originated current year	497,320	446,889
Loans originated 1 year past	366,835	869,763
Loans originated 2 years past	761,040	522,315
Loans originated 3 years past	423,290	390,228
Loans originated 4 years past	310,747	535,946
Loans originated prior	1,889,030	1,746,578
Overdrafts and credit cards	251,038	259,889
Total amortized cost	4,499,300	4,771,608
Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	613,820	671,844
Allowance for expected credit losses	(11,684)	(11,248)	(12,143)
Total net loans	602,136	660,596
Total amortized cost	613,820	671,844
Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	117,455	118,794
Allowance for expected credit losses	(75)	(267)
Total net loans	117,380	118,527
Total amortized cost	117,455	118,794
Commercial loans | Government
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	266,303	274,854
Allowance for expected credit losses	(462)	(848)
Total net loans	265,841	274,006
Total amortized cost	266,303	274,854
Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	230,062	278,196
Allowance for expected credit losses	(11,147)	(10,133)
Total net loans	218,915	268,063
Total amortized cost	230,062	278,196
Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	642,038	607,716
Allowance for expected credit losses	(3,267)	(1,441)	(884)
Total net loans	638,771	606,275
Total amortized cost	642,038	607,716
Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	593,554	596,735
Allowance for expected credit losses	(3,267)	(1,441)
Total net loans	590,287	595,294
Total amortized cost	593,554	596,735
Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	48,484	10,981
Allowance for expected credit losses	0	0
Total net loans	48,484	10,981
Total amortized cost	48,484	10,981
Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	192,750	191,733
Allowance for expected credit losses	(3,254)	(3,096)	(2,696)
Total net loans	189,496	188,637
Total amortized cost	192,750	191,733
Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	37,148	42,715
Allowance for expected credit losses	(378)	(379)
Total net loans	36,770	42,336
Total amortized cost	37,148	42,715
Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	18,180	18,962
Allowance for expected credit losses	(34)	(59)
Total net loans	18,146	18,903
Total amortized cost	18,180	18,962
Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	90,677	85,634
Allowance for expected credit losses	(1,919)	(1,744)
Total net loans	88,758	83,890
Total amortized cost	90,677	85,634
Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	46,745	44,422
Allowance for expected credit losses	(923)	(914)
Total net loans	45,822	43,508
Total amortized cost	46,745	44,422
Consumer loans | Other consumer | Cash and Portfolio Secured Lending Collateral
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	10,000	8,000
Consumer loans | Other consumer | Buildings in Construction or Other Collateral
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	27,000	27,000
Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	3,050,692	3,300,315
Allowance for expected credit losses	(7,504)	(9,974)	$ (9,238)
Total net loans	3,043,188	3,290,341
Total amortized cost	3,050,692	3,300,315
Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	4,254,669	4,545,019
Loans originated current year	497,053	446,889
Loans originated 1 year past	366,278	868,598
Loans originated 2 years past	759,398	522,169
Loans originated 3 years past	422,496	364,225
Loans originated 4 years past	270,060	526,356
Loans originated prior	1,690,525	1,559,264
Overdrafts and credit cards	248,859	257,518
Total amortized cost	4,254,669	4,545,019
Pass | Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	592,772	650,038
Pass | Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	115,558	116,859
Pass | Commercial loans | Government
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	266,303	274,854
Pass | Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	210,911	258,325
Pass | Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	621,359	601,257
Pass | Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	572,875	590,276
Pass | Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	48,484	10,981
Pass | Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	190,733	188,639
Pass | Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	37,110	42,673
Pass | Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	18,010	18,823
Pass | Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	90,433	85,242
Pass | Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	45,180	41,901
Pass | Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	2,849,805	3,105,085
Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	26,720	19,883
Loans originated current year	0	0
Loans originated 1 year past	0	141
Loans originated 2 years past	888	146
Loans originated 3 years past	781	457
Loans originated 4 years past	451	339
Loans originated prior	22,704	17,110
Overdrafts and credit cards	1,896	1,690
Total amortized cost	26,720	19,883
Special mention | Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	2,243	2,315
Special mention | Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	1,896	1,689
Special mention | Commercial loans | Government
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	347	626
Special mention | Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	858	1,484
Special mention | Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	858	1,484
Special mention | Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	23,619	16,084
Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	141,254	145,689
Loans originated current year	267	0
Loans originated 1 year past	506	0
Loans originated 2 years past	750	0
Loans originated 3 years past	0	25,534
Loans originated 4 years past	32,733	272
Loans originated prior	106,754	119,332
Overdrafts and credit cards	244	551
Total amortized cost	141,254	145,689
Substandard | Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	778	1,012
Substandard | Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	159
Substandard | Commercial loans | Government
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Substandard | Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	778	853
Substandard | Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	2,301	1,842
Substandard | Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	2,301	1,842
Substandard | Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Substandard | Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	1,082	2,074
Substandard | Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Substandard | Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	6	0
Substandard | Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	244	392
Substandard | Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	832	1,682
Substandard | Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	137,093	140,761
Non-accrual
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	76,657	61,017
Loans originated current year	0	0
Loans originated 1 year past	51	1,024
Loans originated 2 years past	4	0
Loans originated 3 years past	13	12
Loans originated 4 years past	7,503	8,979
Loans originated prior	69,047	50,872
Overdrafts and credit cards	39	130
Total amortized cost	76,657	61,017
Non-accrual | Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	18,027	18,479
Non-accrual | Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	1	87
Non-accrual | Commercial loans | Government
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Non-accrual | Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	18,026	18,392
Non-accrual | Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	17,520	3,133
Non-accrual | Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	17,520	3,133
Non-accrual | Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Non-accrual | Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	935	1,020
Non-accrual | Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	38	42
Non-accrual | Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	164	139
Non-accrual | Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Non-accrual | Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	733	839
Non-accrual | Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	$ 40,175	$ 38,385